The New Economy Fund®
Investment portfolio
August 31, 2024
unaudited

Common stocks 96.60% Information technology 34.01%	Shares	Value (000)
Broadcom, Inc.	12,877,025	$2,096,637
Microsoft Corp.	4,188,641	1,747,250
Taiwan Semiconductor Manufacturing Co., Ltd.	29,230,000	872,785
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,318,273	569,748
NVIDIA Corp.	8,183,433	976,856
SK hynix, Inc.	5,522,990	722,562
Apple, Inc.	2,473,942	566,533
Salesforce, Inc.	1,990,245	503,333
Micron Technology, Inc.	5,228,320	503,174
Insight Enterprises, Inc.[1]	1,284,474	278,821
Motorola Solutions, Inc.	498,886	220,528
Shopify, Inc., Class A, subordinate voting shares[1]	2,942,255	217,933
ASML Holding NV	173,921	157,300
Arista Networks, Inc.[1]	430,292	152,057
SAP SE	624,448	136,196
Sage Group PLC (The)	9,430,383	125,642
Samsung Electronics Co., Ltd.	2,236,791	125,435
MongoDB, Inc., Class A1	419,863	122,092
NEC Corp.	1,364,700	121,454
MediaTek, Inc.	3,037,400	119,449
ServiceNow, Inc.[1]	137,948	117,946
Adobe, Inc.[1]	196,982	113,148
Oracle Corp.	795,780	112,436
Accenture PLC, Class A	316,448	108,209
EPAM Systems, Inc.[1]	535,733	107,554
Constellation Software, Inc.	28,394	92,719
eMemory Technology, Inc.	1,071,000	89,258
Palo Alto Networks, Inc.[1]	196,648	71,328
Synopsys, Inc.[1]	129,661	67,369
Seagate Technology Holdings PLC	552,928	55,044
RingCentral, Inc., Class A1	1,637,333	54,572
Keyence Corp.	110,100	52,990
Renesas Electronics Corp.	2,989,800	52,134
Zeta Global Holdings Corp., Class A1	1,900,000	50,179
Smartsheet, Inc., Class A1	938,469	45,797
GitLab, Inc., Class A1	942,739	44,686
Infineon Technologies AG	1,175,492	42,818
STMicroelectronics NV	1,248,166	40,051
Datadog, Inc., Class A1	330,543	38,429
Autodesk, Inc.[1]	146,546	37,867
Cloudflare, Inc., Class A1	451,521	37,088
Dell Technologies, Inc., Class C	299,812	34,640
Monday.com, Ltd.[1]	126,117	33,533
Procore Technologies, Inc.[1]	537,815	31,876
HubSpot, Inc.[1]	49,432	24,670
Globant SA1	119,299	24,127
The New Economy Fund — Page 1 of 9

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
ULVAC, Inc.	375,200	$21,167
OBIC Co., Ltd.	98,500	17,079
Wolfspeed, Inc.[1,2]	1,737,865	16,944
Elastic NV, non-registered shares[1]	170,538	12,993
Snowflake, Inc., Class A1	90,533	10,342
Nutanix, Inc., Class A1	92,100	5,820
Stripe, Inc., Class B1,3,4	63,586	1,749
		12,002,347
Health care 18.89%
UnitedHealth Group, Inc.	1,369,822	808,469
Eli Lilly and Co.	839,686	806,115
Novo Nordisk AS, Class B	4,694,164	653,604
Thermo Fisher Scientific, Inc.	1,013,612	623,442
Vertex Pharmaceuticals, Inc.[1]	1,032,660	512,086
Alnylam Pharmaceuticals, Inc.[1]	1,496,947	393,233
Molina Healthcare, Inc.[1]	782,438	273,689
Insulet Corp.[1]	1,225,773	248,550
Stryker Corp.	477,224	172,001
Argenx SE (ADR)[1]	315,120	163,018
GE HealthCare Technologies, Inc.	1,858,669	157,652
AstraZeneca PLC (ADR)	737,848	64,650
AstraZeneca PLC	308,151	53,846
DexCom, Inc.[1]	1,637,983	113,578
Exact Sciences Corp.[1]	1,836,970	113,323
Lonza Group AG	172,360	112,814
Regeneron Pharmaceuticals, Inc.[1]	89,891	106,493
Bachem Holding AG	1,112,992	106,430
Vaxcyte, Inc.[1]	1,276,549	103,094
ICON PLC[1]	314,924	101,424
Abbott Laboratories	803,326	90,993
Illumina, Inc.[1]	659,009	86,594
Humana, Inc.	243,689	86,380
Cencora, Inc.	332,549	79,669
EssilorLuxottica SA	305,873	72,462
Catalent, Inc.[1]	1,118,467	68,182
Daiichi Sankyo Co., Ltd.	1,347,145	56,658
iRhythm Technologies, Inc.[1]	741,522	52,559
Zoetis, Inc., Class A	267,185	49,026
Boston Scientific Corp.[1]	587,716	48,069
Centene Corp.[1]	585,468	46,152
IQVIA Holdings, Inc.[1]	169,839	42,723
BioMarin Pharmaceutical, Inc.[1]	310,785	28,347
Denali Therapeutics, Inc.[1]	1,141,086	27,888
agilon health, Inc.[1]	5,888,837	24,027
Ionis Pharmaceuticals, Inc.[1]	484,110	23,082
Align Technology, Inc.[1]	92,421	21,924
Revance Therapeutics, Inc.[1]	3,153,520	20,719
BridgeBio Pharma, Inc.[1]	673,688	18,762
Intuitive Surgical, Inc.[1]	34,978	17,231
Krystal Biotech, Inc.[1]	64,166	12,520
Structure Therapeutics, Inc. (ADR)[1]	188,562	7,190
		6,668,668
The New Economy Fund — Page 2 of 9

unaudited
Common stocks (continued) Financials 10.79%	Shares	Value (000)
Mastercard, Inc., Class A	1,062,239	$513,423
Nu Holdings, Ltd., Class A1	28,972,281	433,715
KKR & Co., Inc.	3,062,412	379,035
Fiserv, Inc.[1]	2,157,152	376,639
Visa, Inc., Class A	1,204,040	332,761
Affirm Holdings, Inc., Class A1	4,579,919	201,562
RenaissanceRe Holdings, Ltd.	612,157	155,971
Apollo Asset Management, Inc.	1,094,083	126,618
Axis Bank, Ltd.	7,601,451	106,761
Adyen NV1	70,978	104,964
Berkshire Hathaway, Inc., Class B1	192,119	91,433
JPMorgan Chase & Co.	383,751	86,267
3i Group PLC	2,011,777	84,405
Intercontinental Exchange, Inc.	489,423	79,066
Arthur J. Gallagher & Co.	245,221	71,744
BlackRock, Inc.	76,548	69,032
Blackstone, Inc.	478,748	68,155
Aon PLC, Class A	169,058	58,109
Marsh & McLennan Companies, Inc.	254,958	58,005
First Citizens BancShares, Inc., Class A	27,356	55,552
Blue Owl Capital, Inc., Class A	2,970,359	52,397
Brookfield Corp., Class A	971,169	48,830
HDFC Bank, Ltd.	1,205,937	23,582
HDFC Bank, Ltd. (ADR)	332,510	20,320
Bajaj Finserv, Ltd.	2,027,500	43,227
ICICI Bank, Ltd.	2,750,000	40,394
Morgan Stanley	310,259	32,146
Discover Financial Services	190,868	26,475
TPG Inc., Class A	483,901	24,413
Star Health & Allied Insurance Co., Ltd.[1]	3,000,000	22,565
Progressive Corp.	81,315	20,508
		3,808,074
Industrials 10.54%
TransDigm Group, Inc.	335,285	460,417
Dayforce, Inc.[1,2]	7,451,640	426,010
General Electric Co.	2,034,321	355,233
Airbus SE, non-registered shares	1,951,105	300,725
Recruit Holdings Co., Ltd.	4,073,700	254,396
Rolls-Royce Holdings PLC[1]	32,742,743	214,383
Uber Technologies, Inc.[1]	2,790,842	204,094
Safran SA	908,587	198,933
Boeing Co.[1]	765,555	133,008
Carrier Global Corp.	1,668,101	121,404
Quanta Services, Inc.	421,281	115,907
Copart, Inc.[1]	2,124,532	112,515
Ryanair Holdings PLC (ADR)	918,000	102,320
L3Harris Technologies, Inc.	428,877	101,502
United Rentals, Inc.	102,380	75,890
Deere & Co.	184,627	71,218
Ingersoll-Rand, Inc.	734,220	67,145
Republic Services, Inc.	318,073	66,226
Generac Holdings, Inc.[1]	413,106	64,664
Siemens AG	338,316	63,290
XPO, Inc.[1]	476,576	54,625
The New Economy Fund — Page 3 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Weir Group PLC (The)	1,938,220	$51,440
Melrose Industries PLC	5,718,293	36,519
NIBE Industrier AB, Class B2	6,663,056	32,974
CSX Corp.	562,539	19,278
Saia, Inc.[1]	45,966	17,276
		3,721,392
Consumer discretionary 10.48%
Amazon.com, Inc.[1]	6,732,703	1,201,788
MercadoLibre, Inc.[1]	367,316	757,281
LVMH Moët Hennessy-Louis Vuitton SE	260,336	195,283
Flutter Entertainment PLC[1]	825,480	175,340
Floor & Decor Holdings, Inc., Class A1	1,382,071	155,400
Chipotle Mexican Grill, Inc.[1]	2,736,187	153,445
Evolution AB	1,128,602	117,475
Viking Holdings, Ltd.[1,2]	3,397,040	113,971
Hilton Worldwide Holdings, Inc.	486,951	106,954
Tesla, Inc.[1]	395,832	84,752
Booking Holdings, Inc.	20,945	81,879
Amadeus IT Group SA, Class A, non-registered shares	1,204,887	81,298
Home Depot, Inc.	176,589	65,073
O’Reilly Automotive, Inc.[1]	54,058	61,084
Trip.com Group, Ltd. (ADR)[1]	1,150,823	54,250
DoorDash, Inc., Class A1	372,488	47,943
adidas AG	176,867	45,242
Starbucks Corp.	449,500	42,509
Airbnb, Inc., Class A1	271,856	31,891
lululemon athletica, Inc.[1]	105,000	27,244
Light & Wonder, Inc.[1]	237,268	26,057
Aptiv PLC[1]	363,848	26,026
CAVA Group, Inc.[1]	215,538	24,580
DraftKings, Inc., Class A1	688,705	23,760
		3,700,525
Communication services 8.08%
Meta Platforms, Inc., Class A	2,142,155	1,116,727
Alphabet, Inc., Class C	3,070,586	506,984
Alphabet, Inc., Class A	3,010,948	491,929
Netflix, Inc.[1]	211,675	148,458
Live Nation Entertainment, Inc.[1]	1,063,760	103,898
NetEase, Inc. (ADR)	986,462	79,351
T-Mobile US, Inc.	360,643	71,667
New York Times Co., Class A	1,013,351	55,663
Epic Games, Inc.[1,3,4]	84,438	50,663
Universal Music Group NV	1,709,615	44,692
Take-Two Interactive Software, Inc.[1]	255,537	41,323
Warner Music Group Corp., Class A	1,396,908	39,966
Tencent Holdings, Ltd.	824,700	39,859
Comcast Corp., Class A	920,975	36,443
Sea, Ltd., Class A (ADR)[1]	323,731	25,351
		2,852,974
The New Economy Fund — Page 4 of 9

unaudited
Common stocks (continued) Energy 1.86%	Shares	Value (000)
Viper Energy, Inc., Class A	3,751,297	$178,562
Halliburton Co.	3,892,551	121,019
Transocean, Ltd.[1,2]	23,447,797	111,143
Noble Corp. PLC, Class A	2,518,621	96,085
Baker Hughes Co., Class A	2,083,223	73,267
Reliance Industries, Ltd.	1,402,547	50,667
Schlumberger NV	574,530	25,274
		656,017
Consumer staples 1.29%
Performance Food Group Co.[1]	1,603,807	119,708
Philip Morris International, Inc.	872,366	107,554
Costco Wholesale Corp.	82,185	73,340
Monster Beverage Corp.[1]	965,357	45,497
Kroger Co.	666,438	35,461
Ocado Group PLC[1]	6,695,495	30,309
Target Corp.	142,285	21,858
Dollar General Corp.	245,000	20,328
		454,055
Materials 0.52%
Air Products and Chemicals, Inc.	492,020	137,200
Linde PLC	94,000	44,955
		182,155
Utilities 0.12%
Talen Energy Corp.[1]	285,027	42,643
Real estate 0.02%
Equinix, Inc. REIT	9,587	7,999
Total common stocks (cost: $20,096,116,000)		34,096,849
Preferred securities 0.09% Industrials 0.06%
Zipline International, Inc., Series G, preferred shares[1,3,4]	476,800	20,000
Information technology 0.03%
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,3,4]	218,360	6,007
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,3,4]	128,963	3,548
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,3,4]	77,454	2,131
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	22,617	622
		12,308
Total preferred securities (cost: $30,178,000)		32,308
Convertible stocks 0.10% Information technology 0.10%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[3,4]	30,562,347	32,683
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[3,4]	922,043	986
Total convertible stocks (cost: $25,986,000)		33,669
The New Economy Fund — Page 5 of 9

unaudited
Short-term securities 3.30% Money market investments 3.24%	Shares	Value (000)
Capital Group Central Cash Fund 5.30%[5,6]	11,439,827	$1,144,326
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 5.30%[5,6,7]	149,955	15,000
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.21%[5,7]	5,293,302	5,293
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.18%[5,7]	279,935	280
		20,573
Total short-term securities (cost: $1,164,549,000)		1,164,899
Total investment securities 100.09% (cost: $21,316,829,000)		35,327,725
Other assets less liabilities (0.09)%		(32,063)
Net assets 100.00%		$35,295,662
Investments in affiliates6

	Value at 12/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2024 (000)	Dividend or interest income (000)
Common stocks 0.00%
Health care 0.00%
agilon health, Inc.[1,8]	$235,876	$—	$102,108	$(156,442)	$46,701	$—	$—
Revance Therapeutics, Inc.[1,8]	30,321	12,220	20,943	(46,725)	45,846	—	—
						—
Short-term securities 3.28%
Money market investments 3.24%
Capital Group Central Cash Fund 5.30%[5]	1,547,846	3,475,750	3,879,671	301	100	1,144,326	38,511
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 5.30%[5,7]	2,191	12,809 [9]				15,000	— [10]
Total short-term securities						1,159,326
Total 3.28%				$(202,866)	$92,647	$1,159,326	$38,511
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Epic Games, Inc.[1,3]	3/29/2021	$74,728	$50,663	.14%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[3]	2/18/2022	25,000	32,683.09
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[3]	6/27/2023	986	986.01
Zipline International, Inc., Series G, preferred shares[1,3]	6/7/2024	20,000	20,000.06
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,3]	8/24/2023	4,703	6,007.02
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,3]	9/29/2023	2,899	3,548.01
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,3]	8/24/2023	1,668	2,131.01
The New Economy Fund — Page 6 of 9

unaudited
Restricted securities4 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Class B1,3	5/6/2021 - 8/24/2023	$2,347	$1,749	.00%[11]
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	908	622	.00 [11]
Total		$133,239	$118,389	.34%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $22,254,000, which represented .06% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $118,389,000, which represented .34% of the net assets of the fund.

[5]	Rate represents the seven-day yield at 8/31/2024.
[6]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Affiliated issuer during the reporting period but no longer an affiliate at 8/31/2024. Refer to the investment portfolio for the security value at 8/31/2024.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
[11]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The New Economy Fund — Page 7 of 9

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,304,278	$2,696,320	$1,749	$12,002,347
Health care	5,612,854	1,055,814	—	6,668,668
Financials	3,382,176	425,898	—	3,808,074
Industrials	2,568,732	1,152,660	—	3,721,392
Consumer discretionary	3,261,227	439,298	—	3,700,525
Communication services	2,717,760	84,551	50,663	2,852,974
Energy	605,350	50,667	—	656,017
Consumer staples	423,746	30,309	—	454,055
Materials	182,155	—	—	182,155
Utilities	42,643	—	—	42,643
Real estate	7,999	—	—	7,999
Preferred securities	—	—	32,308	32,308
Convertible stocks	—	—	33,669	33,669
Short-term securities	1,164,899	—	—	1,164,899
Total	$29,273,819	$5,935,517	$118,389	$35,327,725

The New Economy Fund — Page 8 of 9

unaudited
Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-014-1024
The New Economy Fund — Page 9 of 9